Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
ZEGA Buy and Hedge ETF
Shareholder Report [Line Items]
Fund Name	ZEGA Buy and Hedge ETF
Class Name	ZEGA Buy and Hedge ETF
Trading Symbol	ZHDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ZEGA Buy and Hedge ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.zegaetfs.com/zhdg-zega-buy-hedge-etf/. You can also request this information by contacting us at (833) 415-4006 or by writing to the ZEGA Buy and Hedge ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 415-4006
Additional Information Website	www.zegaetfs.com/zhdg-zega-buy-hedge-etf/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ZEGA Buy and Hedge ETF	$52	0.95%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95% [1]
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus.
Material Change Date	Aug. 01, 2025
Net Assets	$ 33,013,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 136,270
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$33,013
Number of Holdings	14
Total Advisory Fee Paid	$136,270
Portfolio Turnover Rate	2%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Holdings	(% of total net assets)
SPDR S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $205.01	69.3
U.S. Treasury Bill, 7/9/2026, 3.66%	9.1
U.S. Treasury Bill, 2/19/2026, 3.73%	7.1
U.S. Treasury Note/Bond, 1/15/2026, 3.88%	5.0
U.S. Treasury Bill, 11/6/2025, 1.92%	2.4
U.S. Treasury Bill, 8/6/2026, 3.70%	1.3
U.S. Treasury Bill, 4/9/2026, 3.75%	1.0
SPDR S&P 500 ETF, Expiration: 12/18/2026; Exercise Price: $615.00	0.6
SPDR S&P 500 ETF, Expiration: 9/18/2026; Exercise Price: $615.00	0.5
SPDR S&P 500 ETF, Expiration: 6/30/2026; Exercise Price: $615.00	0.4

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.